Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities

The Partnership uses a qualitative approach in assessing the consolidation requirement for VIEs. The approach focuses on identifying which enterprise has the power to direct the activities that most significantly impact the VIE’s economic performance and which enterprise has the obligation to absorb losses or the right to receive benefits from the VIE. In the event that the Partnership is the primary beneficiary of a VIE, the assets, liabilities, and results of operations of the VIE entity will be included in the Partnership’s consolidated financial statements.

Fair Value Measurements

Fair Value Measurements

The Partnership uses fair value measurements to measure, among other items, purchased assets and investments, leases, and derivative contracts. The Partnership also uses them to assess impairment of properties, equipment, intangible assets, and goodwill.

Where available, fair value is based on observable market prices or parameters, or is derived from such prices or parameters. Where observable prices or inputs are not available, use of unobservable prices or inputs are used to estimate the current fair value, often using an internal valuation model. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the item being valued.

Segment Reporting

Segment Reporting

Beginning with the acquisition of MACS in 2014, we operate our business in two primary segments, both of which are included as reportable segments. Our retail segment operates convenience stores selling a variety of merchandise, food items, services, and motor fuel. Our wholesale segment sells motor fuel to our retail segment and external customers. Beginning in the first quarter of 2015, we retrospectively allocated the revenue and costs previously reported in "All Other" to each segment based on the way our Chief Operating Decision Maker ("CODM") measures segment performance (see Note 19).

Acquisition Accounting

Acquisition Accounting

Acquisitions of assets or entities that include inputs and processes and have the ability to create outputs are accounted for as business combinations. The purchase price is recorded for tangible and intangible assets acquired and liabilities assumed based on fair value. The excess of fair value of the consideration conveyed over the fair value of the net assets acquired is recorded as goodwill. The Consolidated Statements of Operations and Comprehensive Income for the years presented include the results of operations for each acquisition from their respective date of acquisition.

Acquisitions of entities under common control are accounted for similar to a pooling of interests, in which the acquired assets and assumed liabilities are recognized at their historic carrying values. The results of operations of the affiliated business acquired are reflected in the Partnership’s consolidated results of operations beginning on the date of common control.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, demand deposits, and short-term investments with original maturities of three months or less.

Sunoco LLC and Sunoco Retail have treasury services agreements with Sunoco, Inc. (R&M), an indirect wholly-owned subsidiary of ETP. Pursuant to these agreements, Sunoco LLC and Sunoco Retail participate in Sunoco, Inc. (R&M)’s centralized cash management program. Under these programs, all cash receipts and cash disbursements are processed, together with those of Sunoco, Inc. (R&M), through Sunoco, Inc. (R&M)’s cash accounts with a corresponding credit or charge to the advances to/from affiliates account. The net balance of Sunoco LLC and Sunoco Retail is reflected in Advances to affiliates on the Consolidated Balance Sheets.

Accounts Receivable

Accounts Receivable

The majority of trade receivables are from wholesale fuel customers or amounts due from credit card companies related to retail credit card transactions. Wholesale customer credit is extended based on evaluation of the customer’s financial condition. Receivables are recorded at face value, without interest or discount. The Partnership provides an allowance for doubtful accounts based on historical experience and on a specific identification basis. Credit losses are recorded against the allowance when accounts are deemed uncollectible.

Receivables from affiliates have risen from increased fuel sales and other miscellaneous transactions with non-consolidated affiliates. These receivables are recorded at face value, without interest or discount.

Inventories

Inventories

Fuel inventories are stated at the lower of cost or market. Beginning September 2014, fuel inventory cost is determined using the last-in-first-out method (“LIFO”). Under this methodology, the cost of fuel sold consists of actual acquisition costs, which includes transportation and storage costs.  Such costs are adjusted to reflect increases or decreases in inventory quantities which are valued based on changes in the LIFO inventory layers.

Merchandise inventories are stated at the lower of average cost, as determined by the retail inventory method, or market. We record an allowance for shortages and obsolescence relating to merchandising inventory based on historical trends and any known changes. Shipping and handling costs are included in the cost of merchandise inventories.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred.
Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed on a straight-line basis over the useful lives of the assets, estimated to be forty years for buildings, three to fifteen years for equipment and thirty years for storage tanks. Assets under capital leases are depreciated over the life of the corresponding lease.

Amortization of leasehold improvements is based upon the shorter of the remaining terms of the leases including renewal periods that are reasonably assured, or the estimated useful lives, which approximate twenty years. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Maintenance and repairs are charged to operations as incurred. Gains or losses on the disposition of property and equipment are recorded in the period incurred.

Long-Lived Assets

Long-Lived Assets

Long-lived assets are tested for possible impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. If such indicators exist, the estimated undiscounted future cash flows related to the asset are compared to the carrying value of the asset. If the carrying value is greater than the estimated undiscounted future cash flow amount, an impairment charge is recorded within loss on disposal of assets and impairment charge in the Consolidated Statements of Operations and Comprehensive Income for amounts necessary to reduce the corresponding carrying value of the asset to fair value. The impairment loss calculations require management to apply judgment in estimating future cash flows and the discount rates that reflect the risk inherent in future cash flows.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and Indefinite-Lived Intangible Assets

Goodwill represents the excess of consideration paid over fair value of net assets of businesses acquired. Goodwill and intangible assets acquired in a purchase business combination are recorded at fair value as of the date acquired. Acquired intangibles determined to have an indefinite useful life are not amortized, but are instead tested for impairment at least annually, and are tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. The annual impairment test of goodwill and indefinite lived intangible assets is performed as of the first day of the fourth quarter of each fiscal year.

The Partnership uses qualitative factors to determine whether it is more likely than not (likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount, including goodwill.

Based upon the analysis of qualitative factors, the Partnership determines if it is more likely than not that the reporting unit has a fair value which exceeds the carrying value. Some of the qualitative factors considered in applying this test include the consideration of macroeconomic conditions, industry and market considerations, cost factors affecting the business, the overall financial performance of the business, and the performance of the unit price of the Partnership.

If qualitative factors are not deemed sufficient to conclude that the fair value of the reporting unit more likely than not exceeded the carrying value of the reporting unit, then the two-step approach would be applied in making an evaluation. In step one, multiple valuation methodologies, including a market approach (market price multiples of comparable companies) and an income approach (discounted cash flow analysis), would be used. The computations require management to make significant estimates and assumptions. Critical estimates and assumptions that are used as part of these evaluations would include, among other things, selection of comparable publicly traded companies, the discount rate applied to future earnings reflecting a weighted average cost of capital rate, and earnings growth assumptions. A discounted cash flow analysis requires management to make various assumptions about sales, operating margins, capital expenditures, working capital, and growth rates.

If after assessing the totality of events or circumstances an entity determines that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount then performing the two-step test is unnecessary.

If the estimated fair value of a reporting unit is less than the carrying value, a second step is performed to compute the amount of the impairment by determining an “implied fair value” of goodwill. The determination of the Partnership’s “implied fair value” requires the Partnership to allocate the estimated fair value of the reporting unit to the assets and liabilities of the reporting unit. Any unallocated fair value represents the “implied fair value” of goodwill, which is compared to the corresponding carrying value. If the “implied fair value” is less than the carrying value, an impairment charge would be recorded.

Indefinite-lived intangible assets are composed of certain trademarks and are not amortized but are evaluated for impairment annually or more frequently if events or changes occur that suggest an impairment in carrying value, such as a significant adverse change in the business climate. Indefinite-lived intangible assets are evaluated for impairment by comparing each asset's fair value to its book value. We first determine qualitatively whether it is more likely than not that an indefinite-lived asset is impaired. If we conclude that it is more likely than not that an indefinite-lived asset is impaired, then we determine the fair value by using the discounted cash flow model based on royalties estimated to be derived in the future use of the asset were we to license the use of the indefinite-lived asset.

Other Intangible Assets

Other Intangible Assets

Other finite-lived intangible assets consist of supply agreements, customer relations, non-competes, loan origination costs, and favorable lease arrangements. Separable intangible assets that are not determined to have an indefinite life are amortized over their useful lives and assessed for impairment only if and when circumstances warrant. The determination of the fair market value of the intangible asset and the estimated useful life are based on an analysis of all pertinent factors including (1) the use of widely-accepted valuation approaches, the income approach or the cost approach, (2) the expected use of the asset by the Partnership, (3) the expected useful life of related assets, (4) any legal, regulatory or contractual provisions, including renewal or extension period that would cause substantial costs or modifications to existing agreements, and (5) the effects of obsolescence, demand, competition, and other economic factors. Should any of the underlying assumptions indicate that the value of the intangible assets might be impaired, we may be required to reduce the carrying value and subsequent useful life of the asset. If the underlying assumptions governing the amortization of an intangible asset were later determined to have significantly changed, we may be required to adjust the amortization period of such asset to reflect any new estimate of its useful life. Any write-down of the value or unfavorable change in the useful life of an intangible asset would increase expense at that time.

Customer relations and supply agreements are amortized on a straight-line basis over the remaining terms of the agreements, which generally range from five to twenty years. Favorable lease arrangements are amortized on a straight-line basis over the remaining lease terms. Non-competition agreements are amortized over the terms of the respective agreements, and loan origination costs are amortized over the life of the underlying debt as an increase to interest expense.

Asset Retirement Obligations

Asset Retirement Obligations

The estimated future cost to remove an underground storage tank is recognized over the estimated useful life of the storage tank. We record a discounted liability for the fair value of an asset retirement obligation with a corresponding increase to the carrying value of the related long-lived asset at the time an underground storage tank is installed. We depreciate the amount added to property and equipment and recognize accretion expense in connection with the discounted liability over the remaining life of the tank. We base our estimates of the anticipated future costs for removal of an underground storage tank on our prior experience with removal. We review our assumptions for computing the estimated liability for the removal of underground storage tanks on an annual basis. Any change in estimated cash flows are reflected as an adjustment to the liability and the associated asset.

Environmental Liabilities

Environmental Liabilities

Environmental expenditures related to existing conditions, resulting from past or current operations and from which no current or future benefit is discernible, are expensed by the Partnership. Expenditures that extend the life of the related property or prevent future environmental contamination are capitalized. We determine and establish a liability on a site-by-site basis when it is probable and can be reasonably estimated. A related receivable is recorded for estimable probable reimbursements.

Revenue Recognition

Revenue Recognition

Revenues from our two primary product categories, motor fuel and merchandise, are recognized either at the time fuel is delivered to the customer or at the time of sale. Shipment and delivery of motor fuel generally occurs on the same day. The Partnership charges its wholesale customers for third-party transportation costs, which are recorded net in cost of sales. Through PropCo, our wholly-owned corporate subsidiary, we may sell motor fuel to wholesale customers on a consignment basis, in which we retain title to inventory, control access to and sale of fuel inventory, and recognize revenue at the time the fuel is sold to the ultimate customer. We derive other income from rental income, propane and lubricating oils, and other ancillary product and service offerings. In our retail segment, we derive other income from lottery ticket sales, money orders, prepaid phone cards and wireless services, ATM transactions, car washes, movie rentals, and other ancillary product and service offerings. We record revenue from other retail transactions on a net commission basis when the product is sold and/or services are rendered.

Rental Income	Rental Income Rental income from operating leases is recognized on a straight line basis over the term of the lease.
Cost of Sales

Cost of Sales

We include in cost of sales all costs incurred to acquire fuel and merchandise, including the costs of purchasing, storing, and transporting inventory prior to delivery to our customers. Items are removed from inventory and are included in cost of sales based on the retail inventory method for merchandise and the LIFO method for motor fuel. Cost of sales does not include depreciation of property, plant, and equipment as amounts attributed to cost of sales would not be significant. Depreciation is separately classified in the Consolidated Statements of Operations and Comprehensive Income.

Motor Fuel and Sales Taxes

Motor Fuel and Sales Taxes

Certain motor fuel and sales taxes are collected from customers and remitted to governmental agencies either directly by the Partnership or through suppliers. The Partnership’s accounting policy for wholesale direct sales to dealer and commercial customers is to exclude the collected motor fuel tax from sales and cost of sales.

For retail locations where the Partnership holds inventory, including consignment arrangements, motor fuel sales and motor fuel cost of sales include motor fuel taxes. Such amounts for the year ended December 31, 2015, the periods September 1, 2014 through December 31, 2014 and January 1, 2014 through August 31, 2014, and the year ended December 31, 2013 were $2.8 billion, $927.8 million, $10.3 million, and $18.3 million, respectively. Merchandise sales and cost of merchandise sales are reported net of sales tax in the accompanying Consolidated Statements of Operations and Comprehensive Income.

Deferred Branding Incentives

Deferred Branding Incentives

We receive payments for branding incentives related to fuel supply contracts. Unearned branding incentives are deferred and amortized on a straight line basis over the term of the agreement as a credit to cost of sales.

Lease Accounting

Lease Accounting

The Partnership leases a portion of its properties under non-cancelable operating leases, whose initial terms are typically five to twenty years, with options permitting renewal for additional periods. Minimum rent is expensed on a straight-line basis over the term of the lease, including renewal periods that are reasonably assured at the inception of the lease. The Partnership is typically responsible for payment of real estate taxes, maintenance expenses, and insurance. The Partnership also leases certain vehicles, and such leases are typically less than five years.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Cash, accounts receivable, certain other current assets, marketable securities, accounts payable, accrued expenses, and other current liabilities are reflected in the consolidated financial statements at fair value.

Earnings Per Unit

Earnings Per Unit

In addition to common and subordinated units, we identify incentive distribution rights (“IDRs”) as participating securities and compute income per unit using the two-class method under which any excess of distributions declared over net income shall be allocated to the partners based on their respective sharing of income specified in the First Amended and Restated Agreement of Limited Partnership, as amended (the “Partnership Agreement”). Net income per unit applicable to limited partners (including common and subordinated unitholders) is computed by dividing limited partners’ interest in net income, after deducting any incentive distributions, by the weighted-average number of outstanding common and subordinated units.

Stock and Unit-based Compensation

Stock and Unit-based Compensation

Certain employees supporting operations prior to the ETP Merger were granted long-term incentive compensation awards under the Susser stock-based compensation programs, which primarily consisted of stock options and restricted common stock. Prior to the ETP Merger, these costs were allocated to us and are included in general and administrative expenses.

In connection with our IPO, our General Partner adopted the Susser Petroleum Partners LP 2012 Long-Term Incentive Plan (the “LTIP Plan”, or “Sunoco LP Plan”), under which various types of awards may be granted to employees, consultants, and directors of our General Partner who provide services for us. On August 29, 2014, effective with the ETP Merger, all then outstanding unvested awards became fully vested. Subsequent to the ETP Merger, there were additional grants issued under the LTIP Plan as well as allocated compensation expenses from ETP, which are recognized over the vesting period based on the grant-date fair value. The grant-date fair value is determined based on the market price of our common units on the grant date. We amortize the grant-date fair value of these awards over their vesting period using the straight-line method. Expenses related to unit-based compensation are included in general and administrative expenses.

Income Taxes

Income Taxes

The Partnership is a publicly traded limited partnership and is not taxable for federal and most state income tax purposes. As a result, our earnings or losses, to the extent not included in a taxable subsidiary, for federal and most state purposes are included in the tax returns of the individual partners. Net earnings for financial statement purposes may differ significantly from taxable income reportable to Unitholders as a result of differences between the tax basis and financial basis of assets and liabilities, differences between the tax accounting and financial accounting treatment of certain items, and due to allocation requirements related to taxable income under our Partnership Agreement.

As a publicly traded limited partnership, we are subject to a statutory requirement that our “qualifying income” (as defined by the Internal Revenue Code, related Treasury Regulations, and IRS pronouncements) exceed 90% of our total gross income, determined on a calendar year basis. If our qualifying income does not meet this statutory requirement, the Partnership would be taxed as a corporation for federal and state income tax purposes. For the years ended December 31, 2015, 2014, and 2013, our qualifying income met the statutory requirement.

The Partnership conducts certain activities through corporate subsidiaries which are subject to federal, state and local income taxes. These corporate subsidiaries include Propco, Susser, and Aloha. The Partnership and its corporate subsidiaries account for income taxes under the asset and liability method.

Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in earnings in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

The determination of the provision for income taxes requires significant judgment, use of estimates, and the interpretation and application of complex tax laws. Significant judgment is required in assessing the timing and amounts of deductible and taxable items and the probability of sustaining uncertain tax positions. The benefits of uncertain tax positions are recorded in our financial statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities. When facts and circumstances change, we reassess these probabilities and record any changes through the provision for income taxes.

In November 2015, new federal partnership audit procedures were signed into law which are effective for tax years beginning after December 31, 2017. Under the new procedures, a partnership would be responsible for paying the imputed underpayment of tax resulting from the audit adjustments in the adjustment year even though partnerships are “pass through entities”. However, as an alternative to paying the imputed underpayment of tax at the partnership level, a partnership may elect to provide the audit adjustment information to the reviewed year partners, whom in turn would be responsible for paying the imputed underpayment of tax in the adjustment year. The Partnership is currently evaluating the impact, if any, this legislation has its income taxes policies.

Recently Issued Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

FASB ASU No. 2015-03. In April 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-03, "Interest - Imputation of Interest - (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs," which simplifies the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset.  This ASU is effective for annual reporting periods after December 15, 2015, including interim periods within that reporting period, with early adoption permitted for financial statements that have not been previously issued.  Upon adoption, this ASU must be applied retrospectively to all prior reporting periods presented. We adopted and applied this standard to our consolidated financial statements for the years ended December 31, 2015 and 2014. The adoption of this ASU did not have a material impact on our financial statements.

FASB ASU No. 2015-05. In April 2015, the FASB issued ASU No. 2015-05 "Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement." This ASU provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The guidance will not change GAAP for a customer’s accounting for service contracts. The amendments in this ASU are effective for financial statements issued with fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. We do not anticipate that the adoption of this ASU will have a material impact on our financial statements.

FASB ASU No. 2015-06. In April 2015, the FASB issued ASU No. 2015-06 "Earnings Per Share (Topic 260): Effects on Historical Earnings per Unit of Master Limited Partnership Dropdown Transactions (a consensus of the FASB Emerging Issues Task Force ("EITF")." This ASU specifies that for purposes of calculating historical earnings per unit under the two-class method, the earnings (losses) of a transferred business before the date of a dropdown transaction should be allocated entirely to the general partner. In that circumstance, the previously reported earnings per unit of the limited partners (which is typically the earnings per unit measure presented in the financial statements) would not change as a result of the dropdown transaction. Qualitative disclosures about how the rights to the earnings (losses) differ before and after the dropdown transaction occurs for purposes of computing earnings per unit under the two-class method also are required. This ASU is effective for financial statements issued with fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. We currently are in compliance with this ASU.

FASB ASU No. 2015-14. In August 2015, the FASB issued ASU No. 2015-14, "Revenue from Contracts with Customers (Topic 606) – Deferral of the Effective Date," which amends the effective date of ASU No. 2014-09. The updates clarify the principles for recognizing revenue based on the core principle that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2015-14 amends the effective date to financial statements issued with fiscal years beginning after December 15, 2017, including interim periods within that reporting period, with earlier adoption not permitted. ASU 2015-14 can be adopted either retrospectively to each prior reporting period presented or as a cumulative-effect adjustment as of the date of adoption. We continue to evaluate the impact this new accounting standard will have on our revenue recognition policies.

FASB ASU No. 2015-15. In August 2015, the FASB issued ASU No. 2015-15 "Interest – Imputation of Interest (Subtopic 835-30) – Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting)." As the guidance in Update 2015-03 (discussed above) does not address presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements, Update 2015-15 clarifies that such debt issuance costs may be deferred and presented as an asset and subsequently amortized ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The amendments in this update are effective for financial statements issued with fiscal years beginning after December 15, 2015, including interim periods within that reporting period. The Partnership will continue to classify loan origination costs related to the line of credit as an asset and amortize ratably. The adoption of this ASU did not have a material impact on our financial statements.

FASB ASU No. 2015-16. In August 2015, the FASB issued ASU No. 2015-16 "Business Combinations (Topic 805) – Simplifying the Accounting for Measurement-Period Adjustments." This update requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. Additionally, this update requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. Finally, this update requires an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The amendments in this update are effective for financial statements issued with fiscal years beginning after December 15, 2015, including interim periods within that reporting period. We do not anticipate that the adoption of this ASU will have a material impact on our financial statements.

FASB ASU No. 2015-17. In November 2015, the FASB issued ASU No. 2015-17 "Income Taxes (Topic 740) – Balance Sheet Classification of Deferred Taxes." This ASU requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. We adopted and applied this standard to our consolidated financial statements for the years ended December 31, 2015 and 2014. The adoption of this ASU did not have a material impact on our financial statements.

FASB ASU No. 2016-01. In January 2016, the FASB issued ASU No. 2016-01 "Financial Instruments—Overall (ASU 2016-01) – Recognition and Measurement of Financial Assets and Financial Liabilities," which institutes a number of modifications to the reporting of financial assets and liabilities. These modifications include (a) measurement of non-equity method assets and liabilities at fair value, with changes to fair value recognized through net income, (b) performance of qualitative impairment assessments of equity investments without readily determinable fair values at each reporting period, (c) elimination of the requirement to disclose methods and significant assumptions used in calculating the fair value of financial instruments measured at amortized cost, (d) measurement of the fair value of financial instruments measured at amortized cost using the exit price notion consistent with Topic 820, Fair Value Measurement, (e) separate presentation in other comprehensive income of the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk, (f) separate presentation of financial assets and financial liabilities by measurement category and form of financial asset, and (g) evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. This ASU is effective for financial statements issued with fiscal years beginning after December 15, 2017, including interim periods within that reporting period. We do not anticipate that the adoption of this ASU will have a material impact on our financial statements.

FASB ASU No. 2016-02. In February 2016, the FASB issued ASU No. 2016-02 “Leases (Topic 842)” which amends the FASB Accounting Standards Codification and creates Topic 842, Leases. This Topic requires Balance Sheet recognition of lease assets and lease liabilities for leases classified as operating leases under previous GAAP, excluding short-term leases of 12 months or less. This ASU is effective for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. We are currently evaluating the effect that the updated standard will have on our financial statements.